FINANCIAL RISK MANAGEMENT - Foreign Currency Exposure (Details) - 12 months ended Dec. 31, 2018 $ in Thousands, $ in Millions	CLP ($) country	USD ($)
Commodity price risk
Assets purchased or indexed to foreign currency exposure
Percentage of reasonably possible risk increase	5.00%
Decrease in income due to a reasonably possible increase in risk component	$ (7,762,189)
Purchase Type Risk
Assets purchased or indexed to foreign currency exposure
Number of countries with operations | country	4
Percentage of reasonably possible risk increase	5.00%
Decrease in income due to a reasonably possible increase in risk component	$ (5,861,388)
Purchase Type Risk | Dollar
Assets purchased or indexed to foreign currency exposure
Amount of risk exposure		$ 340.0
Amount of risk exposure percentage	19.00%
Purchase Type Risk | Forward contract
Assets purchased or indexed to foreign currency exposure
Derivative financial assets held for hedging		$ 56.8
Derivative forward horizon period	12 months
Minimum | Commodity price risk
Assets purchased or indexed to foreign currency exposure
Amount of risk exposure percentage	35.00%
Maximum | Commodity price risk
Assets purchased or indexed to foreign currency exposure
Amount of risk exposure percentage	40.00%